OTHER LONG-TERM LIABILITIES (Details 1) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Other Long-term Liabilities
Lease less than one year		$ 485,000
Lease one to two years		467,000
Lease Two to three years		476,000
Lease three to six years		622,000
Gross lease liabilities		2,050,000
Effect of discounting		(167,000)
Present value of minimum lease payments - total lease liability	[1]	1,883,000	$ 116,000
Less: Current portion		(418,000)
Long-term lease liabilities		$ 1,465,000

[1]	Lease Obligation